UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
June 1, 2015 to November 30, 2015

Commission File Number of issuing entity: 333-175117-01 ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C. (Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 1-32718
ENTERGY LOUISIANA, LLC
(Exact name of sponsor as specified in its charter)

LOUISIANA
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-4469646
(IRS Employer Identification No.)

4809 Jefferson Highway Jefferson, Louisiana	70121
(Address of principal executive offices of the issuing entity)	(Zip Code)

(504) 576-4000
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Investment Recovery Bonds			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

x	Yes	No

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is November 30, 2015.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus Supplement relating to the Senior Secured Investment Recovery Bonds (the "Bonds"), dated September 15, 2011, and related Prospectus, dated September 2, 2011, of Entergy Louisiana Investment Recovery Funding I, L.L.C. (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on September 19, 2011.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the December 1, 2015 distribution date for the semi-annual distribution period of June 1, 2015 to November 30, 2015.

PART II - OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8.	Other Information

On October 1, 2015, the businesses formerly conducted by Entergy Louisiana, LLC (“Old Entergy Louisiana”) and Entergy Gulf States Louisiana, LLC (“Old Entergy Gulf States Louisiana”) were combined into a single public utility (“Business Combination”).

In order to effect the Business Combination, under the Texas Business Organizations Code (“TXBOC”), Old Entergy Louisiana allocated substantially all of its assets to a new subsidiary, Entergy Louisiana Power, LLC, a Texas limited liability company (“New Entergy Louisiana”), and New Entergy Louisiana assumed the liabilities of Old Entergy Louisiana, in a transaction regarded as a merger under the TXBOC. Under the TXBOC, Old Entergy Gulf States Louisiana allocated substantially all of its assets to a new subsidiary (“New Entergy Gulf States Louisiana”) and New Entergy Gulf States Louisiana assumed the liabilities of Old Entergy Gulf States Louisiana, in a transaction regarded as a merger under the TXBOC. New Entergy Gulf States Louisiana then merged into New Entergy Louisiana with New Entergy Louisiana surviving the merger. Thereupon, Old Entergy Louisiana changed its name from “Entergy Louisiana, LLC” to “EL Investment Company, LLC” and New Entergy Louisiana changed its name from “Entergy Louisiana Power, LLC” to “Entergy Louisiana, LLC”.

With the completion of the Business Combination, New Entergy Louisiana holds substantially all of the assets, and has assumed the liabilities, of Old Entergy Louisiana and Old Entergy Gulf States Louisiana.

Among other actions, effective October 1, 2015, new Entergy Louisiana assumed Old Entergy Louisiana’s rights, obligations and liabilities under various agreements (including the Investment Recovery Property Purchase and Sale Agreement (Exhibit 10.1), Investment Recovery Property Servicing Agreement (Exhibit 10.2), and the Administration Agreement (Exhibit 10.3)), and became the sole successor member of the Issuing Entity.

Item 9.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1         Semi-annual Servicer's Certificate relating to the Bonds, dated November 23, 2015

*99.2     Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2015 to November 30, 2015.
.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1            Articles of Organization and Initial Report of the Issuing Entity filed with the Louisiana Secretary of State (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity’s Form S-3/A dated August 30, 2011).

3.2            Limited Liability Company Operating Agreement of the Issuing Entity executed as of June 7, 2011 (incorporated by reference to exhibit 3.4 included as an exhibit to the Issuing Entity’s Form S-3/A dated August 30, 2011).

4.1            Indenture dated as of September 1, 2011 between the Issuing Entity and The Bank of New York Mellon providing for the issuance of Senior Secured Investment Recovery Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated September 27, 2011).

4.2            Form of Senior Secured Investment Recovery Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated September 27, 2011).

10.1            Investment Recovery Property Purchase and Sale Agreement dated as of September 1, 2011 between the Issuing Entity and Entergy Louisiana, LLC, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated September 27, 2011).

10.2            Investment Recovery Property Servicing Agreement dated as of September 1, 2011 between the Issuing Entity and Entergy Louisiana, LLC, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Issuing Entity's Report on Form 8-K dated September 27, 2011).

10.3            Administration Agreement dated as of September 1, 2011 between the Issuing Entity and Entergy Louisiana, LLC, as administrator (incorporated by reference to exhibit 99.3 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated September 27, 2011).

*99.1         Semi-annual Servicer's Certificate relating to the Bonds, dated November 23, 2015

*99.2     Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2015 to November 30, 2015.
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C. (Issuing Entity)
By: Entergy Louisiana, LLC as servicer By /s/ Steven C. McNeal Name: Steven C. McNeal Title: Vice President and Treasurer

Date: December 11, 2015

EXHIBIT INDEX

99.1     Semi-annual Servicer's Certificate relating to the Bonds, dated November 23, 2015.

99.2     Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2015 to November 30, 2015.